Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

NOTE 17 — SEGMENT INFORMATION

The Company’s management views each of its casino resorts as an operating segment. Operating segments are aggregated based on their similar economic characteristics, types of customers, types of services and products provided, the regulatory environments in which they operate, and their management and reporting structure. The Company’s principal operating activities occur in two geographic regions: the United States and Macau S.A.R. The Company has aggregated its operations into two reportable segments based on the similar characteristics of the operating segments: domestic resorts and MGM China. The Company’s operations related to investments in unconsolidated affiliates and certain other corporate operations and management services have not been identified as separate reportable segments; therefore, these operations are included in “Corporate and other” in the following segment disclosures to reconcile to consolidated results.

The Company’s management utilizes Adjusted Property EBITDA as the primary profit measure for its reportable segments. Adjusted Property EBITDA is a measure defined as Adjusted EBITDA before corporate expense and stock compensation expense related to the Omnibus Plan and the MGM Growth Properties Omnibus Incentive Plan, which are not allocated to the reportable segments or each operating segment, as applicable. MGM China recognizes stock compensation expense related to the MGM China Share Option Plan which is included in the calculation of Adjusted EBITDA for MGM China. Adjusted EBITDA is a measure defined as earnings before interest and other non-operating income (expense), taxes, depreciation and amortization, preopening and start-up expenses, NV Energy exit expense, gain on Borgata transaction, goodwill impairment charges, and property transactions, net.

The following tables present the Company’s segment information:

	Year Ended December 31,
	2017	2016	2015

	(In thousands)
Net Revenues
Domestic resorts
Casino	$3,271,633	$2,412,677	$2,121,613
Rooms	2,097,918	1,945,659	1,773,423
Food and beverage	1,820,639	1,668,100	1,575,164
Entertainment, retail and other	1,265,653	1,158,415	1,157,616
	8,455,843	7,184,851	6,627,816
MGM China
Casino	1,741,635	1,695,023	1,939,002
Rooms	54,824	57,367	61,158
Food and beverage	51,330	51,237	62,903
Entertainment, retail and other	10,371	8,331	7,979
	1,858,160	1,811,958	2,071,042
Reportable segment net revenues	10,314,003	8,996,809	8,698,858
Corporate and other	483,476	481,460	480,732
	$10,797,479	$9,478,269	$9,179,590
Adjusted Property EBITDA
Domestic resorts	$2,512,516	$2,061,622	$1,694,056
MGM China	524,953	520,736	539,881
Reportable segment Adjusted Property EBITDA	3,037,469	2,582,358	2,233,937

Other operating income (expense)
Corporate and other	(203,337)	211,738	8,377
NV Energy exit expense	40,629	(139,335)	—
Preopening and start-up expenses	(118,475)	(140,075)	(71,327)
Property transactions, net	(50,279)	(17,078)	(35,951)
Goodwill impairment	—	—	(1,467,991)
Gain on Borgata transaction	—	430,118	—
Depreciation and amortization	(993,480)	(849,527)	(819,883)
Operating income (loss)	1,712,527	2,078,199	(152,838)
Non-operating income (expense)
Interest expense, net of amounts capitalized	(668,745)	(694,773)	(797,579)
Non-operating items from unconsolidated affiliates	(34,751)	(53,139)	(76,462)
Other, net	(48,241)	(72,698)	(15,970)
	(751,737)	(820,610)	(890,011)
Income (loss) before income taxes	960,790	1,257,589	(1,042,849)
Benefit (provision) for income taxes	1,127,394	(21,743)	5,405
Net income (loss)	2,088,184	1,235,846	(1,037,444)
Less: Net (income) loss attributable to noncontrolling interests	(136,132)	(135,438)	591,929
Net income (loss) attributable to MGM Resorts International	$1,952,052	$1,100,408	$(445,515)

	December 31,
	2017	2016	2015

Total assets:	(In thousands)
Domestic resorts	$16,428,885	$16,451,461	$13,261,882
MGM China	9,461,535	8,443,411	7,895,376
Reportable segment total assets	25,890,420	24,894,872	21,157,258
Corporate and other	3,339,746	3,334,724	4,099,837
Eliminated in consolidation	(70,124)	(55,196)	(41,917)
	$29,160,042	$28,174,400	$25,215,178

	December 31,
	2017	2016	2015

Property and equipment, net:	(In thousands)
Domestic resorts	$14,320,824	$14,353,971	$11,853,802
MGM China	3,827,391	2,857,626	1,896,815
Reportable segment property and equipment, net	18,148,215	17,211,597	13,750,617
Corporate and other	1,557,368	1,268,622	1,663,095
Eliminated in consolidation	(70,124)	(55,196)	(41,917)
	$19,635,459	$18,425,023	$15,371,795

	Year Ended December 31,
	2017	2016	2015
Capital expenditures:	(In thousands)
Domestic resorts	$486,611	$317,951	$383,367
MGM China	923,346	984,355	590,968
Reportable segment capital expenditures	1,409,957	1,302,306	974,335
Corporate and other	469,053	973,446	504,398
Eliminated in consolidation	(14,928)	(13,279)	(11,914)
	$1,864,082	$2,262,473	$1,466,819